Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (8,268)	$ (9,931)	$ (12,004)	$ (21,987)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		19	19	48
Noncash interest expense	961	512	819	3,037
Stock based compensation expense	1,877	4,170	4,812	2,115
Change in fair value of warrants issued in connection with acquisition of licenses				(97)
Issuance of common stock for payment of accrued compensation	120	85	85
Issuance of common stock in exchange for services	71	67	81	12
Gain on forgiveness of accrued legal fees		(275)
Gain on disposal of assets			(276)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	119	308	328	831
Accounts payable	1,076	(159)	(198)	(520)
Accrued expenses	592	219	125	2,571
Liabilities subject to compromise				(259)
Net cash used in operating activities	(3,452)	(4,985)	(6,209)	(14,249)
Investing activities:
Changes in restricted cash		30
Net cash provided by investing activities		30
Financing activities:
Net proceeds from issuance of common stock		2,781	2,781
Net proceeds from Term loan		50	50	12,080
Net proceeds of stock option exercise	325
Net proceeds from issuance of Convertible notes	1,275	2,500	2,500
Net proceeds from issuance of Advance notes	1,700	925	925
Payments on notes payable to vendors	(505)
Net cash provided by financing activities	2,795	6,256	6,256	12,080
Net increase (decrease) in cash, cash equivalents and restricted cash	(657)	1,301	47	(2,169)
Cash, cash equivalents and restricted cash, beginning of period	885	737	737	3,007
Cash, cash equivalents and restricted cash, end of period	228	2,038	885	737
Supplemental cash flow disclosure:
Cash paid for interest	8	6	8	6
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes payable and related accrued interest and fees to common stock	981	18,432	18,432
Change in fair value of warrants issued in connection with acquisition of licenses				(97)
Beneficial conversion feature of Advance notes		271	271
Beneficial conversion feature of Convertible notes	143	1,465	1,465
Issuance of stock options in lieu of cash compensation	195	303	303
Issuance of common stock for payment of accrued compensation	120	85
Issuance of common stock in exchange for services	$ 71	$ 67	81	12
Issuance of common stock in lieu of cash compensation			$ 85